Long-Term Debt - Additional Information - $25 Million Secured Loan Facility (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Credit facility amount	$ 20,000,000	$ 20,000,000
Sellers Credit [Member] | Raquel Knutsen [Member] | 25 Million Seller's Credit and Seller's Loan [Member]
Debt Instrument [Line Items]
Credit facility amount	13,000,000	13,000,000
Sellers Loan [Member] | Raquel Knutsen [Member] | 25 Million Seller's Credit and Seller's Loan [Member]
Debt Instrument [Line Items]
Credit facility amount	12,000,000	12,000,000
Sellers Credit and Sellers Loan [Member] | Raquel Knutsen [Member] | 25 Million Seller's Credit and Seller's Loan [Member]
Debt Instrument [Line Items]
Credit facility amount	$ 25,000,000	$ 25,000,000
Credit facility maturity date	Dec. 31, 2021
Credit facility interest rate description		LIBOR plus a fixed margin of 4.5%
Credit facility interest rate	4.50%
Credit facility repayment date		Jan. 13, 2017